Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Parent Company)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Risk-free interest rate, minimum	1.52%	0.40%	0.35%
Risk-free interest rate, maximum	1.77%	1.35%	0.43%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	40.96%	42.33%	43.60%
Expected volatility range, maximum	41.59%	44.17%	44.72%
Weighted average expected volatility	41.36%	43.33%	43.75%
Expected life	4 years 6 months 26 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Expected life		3 years 29 days	2 years 8 months 1 day
Maximum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Expected life		4 years 6 months 26 days	3 years 29 days